CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 2,922,620	$ 2,950,770	$ 2,928,429
Cost of products sold	1,322,831	1,373,358	1,372,042
Gross profit	1,599,789	1,577,412	1,556,387
Selling, general and administrative expenses	1,143,106	1,144,890	1,148,731
Restructuring and other costs	11,083	13,356	25,717
Operating income	445,600	419,166	381,939
Other income and expenses:
Interest expense	46,910	49,625	56,851
Interest income	(5,592)	(8,123)	(8,760)
Other expense (income), net	(91)	8,329	3,169
Income before income taxes	404,373	369,335	330,679
Provision for income taxes	81,120	52,150	8,920
Equity in net (loss) income of unconsolidated affiliated company	(340)	976	(3,270)
Net income	322,913	318,161	318,489
Less: Net income attributable to noncontrolling interests	59	4,969	4,276
Net income attributable to DENTSPLY International	$ 322,854	$ 313,192	$ 314,213
Earnings per common share:
Basic	$ 2.28	$ 2.20	$ 2.22
Diluted	$ 2.24	$ 2.16	$ 2.18
Weighted average common shares outstanding:
Basic	141,714	142,663	141,850
Diluted	144,219	144,965	143,945